Intangible assets_Details of intangible assets (Details) $ in Thousands	Jun. 30, 2018 KRW (₩)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Jun. 30, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	₩ 653,514,000,000	$ 587,798	₩ 518,599,000,000	₩ 506,882,000,000	₩ 483,739,000,000
Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	1,579,965,000,000		1,387,971,000,000
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(921,486,000,000)		(862,583,000,000)
Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(4,965,000,000)		(6,789,000,000)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	154,644,000,000		108,707,000,000	117,429,000,000	124,803,000,000
Goodwill | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	154,644,000,000		108,707,000,000
Goodwill | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Goodwill | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	37,683,000,000		40,672,000,000	45,566,000,000	35,477,000,000
Software | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	208,383,000,000		203,418,000,000
Software | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(170,700,000,000)		(162,746,000,000)
Software | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Industrial property rights
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	569,000,000		539,000,000	311,000,000	313,000,000
Industrial property rights | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	1,180,000,000		1,063,000,000
Industrial property rights | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(611,000,000)		(524,000,000)
Industrial property rights | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Development costs
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	264,182,000,000		77,241,000,000	71,755,000,000	70,697,000,000
Development costs | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	463,361,000,000		260,087,000,000
Development costs | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(199,179,000,000)		(182,846,000,000)
Development costs | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Others
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	166,199,000,000		117,546,000,000	136,863,000,000	164,364,000,000
Others | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	717,332,000,000		634,150,000,000
Others | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(550,996,000,000)		(516,467,000,000)
Others | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(137,000,000)		(137,000,000)
Membership deposit
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	21,259,000,000		20,685,000,000	19,485,000,000	20,086,000,000
Membership deposit | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	26,087,000,000		27,337,000,000
Membership deposit | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Membership deposit | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	(4,828,000,000)		(6,652,000,000)
Construction in progress
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	8,978,000,000		153,209,000,000	₩ 115,473,000,000	₩ 67,999,000,000
Construction in progress | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	8,978,000,000		153,209,000,000
Construction in progress | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	0		0
Construction in progress | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Net carrying value	₩ 0		₩ 0